Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Conservative Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	2.29%	3.59%
Conservative Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	2.04%	3.33%
Moderate Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	3.98%	5.17%
Moderate Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	3.72%	4.90%
Aggressive Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	5.05%	6.24%
Aggressive Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	4.78%	5.98%
Diversified Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	4.55%	6.25%
Diversified Income Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%	4.29%	5.99%
Core Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%	0.07%	1.34%
Core Bond Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%	(0.18%)	1.09%
High Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	3.07%	3.59%
High Income Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	2.81%	3.33%
Large Cap Value Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	4.36%	5.62%
Large Cap Value Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	4.10%	5.36%
Large Cap Growth Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%	12.27%	12.03%
Large Cap Growth Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	11.99%	11.75%
Mid Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%	11.10%	11.44%
Mid Cap Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	10.82%	11.16%
International Stock Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%	0.41%	2.03%
International Stock Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	0.16%	1.77%
Madison Target Retirement 2020 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%	0.69%	2.60%
Madison Target Retirement 2030 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	3.34%	4.78%
Madison Target Retirement 2040 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%	4.55%	5.72%
Madison Target Retirement 2050 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	5.35%	6.41%
ICE BofA U.S. Corporate, Government & Mortgage Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.39%)	1.34%
Conservative Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	3.76%	4.61%
ICE BofA U.S. Corporate, Government & Mortgage Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.39%)	1.34%
Conservative Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	3.76%	4.61%
S&P 500® Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Moderate Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%	6.59%	6.85%
S&P 500® Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Moderate Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%	6.59%	6.85%
S&P 500® Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Aggressive Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	8.79%	8.58%
S&P 500® Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Aggressive Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	8.79%	8.58%
S And P Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Custom Blended Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	7.15%	7.35%
I C E Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.39%)	1.34%
S And P Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Custom Blended Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	7.15%	7.35%
I C E Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.39%)	1.34%
Bloomberg Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
I C E Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	4.03%	5.08%
Bloomberg Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
I C E Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	4.03%	5.08%
S And P Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
S And P Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
S And P Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index Five
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
S&P 500® Index Twelve
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index Six
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
MSCI ACWI Ex USA One
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI ACWI Ex USA Two
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
Bloomberg U.S. Aggregate Bond Index Five
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P Target Date® To 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	4.14%	4.81%
Russell 3000® Index Seven
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P Target Date® To 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	6.08%	6.40%
Russell 3000® Index Eight
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P Target Date® To 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	7.80%	7.74%
Russell 3000® Index Nine
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P Target Date® To 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	8.85%	8.49%
S&P 500® Index Ten
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell Midcap® Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%